Share based payments - Summary of RSU's outstanding (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share based payments
Outstanding at the beginning of the year	10,816,856	8,579,837	6,929,111
Granted during the year	1,538,400	3,127,239	2,493,433
Forfeited during the year	(544,676)	(607,430)	(701,753)
Outstanding at the end of the year	11,472,520	10,816,856	8,579,837
Restricted Stock Units (RSUs)
Share based payments
Outstanding at the beginning of the year	736,095	657,803	313,596
Granted during the year	920,510	470,273	511,518
Forfeited during the year	(270,474)	(172,885)	(74,873)
Paid in cash during the year	(210,678)	(219,096)	(92,438)
Outstanding at the end of the year	1,175,453	736,095	657,803
Plan 2019.II
Share based payments
Outstanding at the beginning of the year	12,931
Forfeited during the year	(768)
Paid in cash during the year	(12,163)
Outstanding at the end of the year		12,931
Plan 2020.I
Share based payments
Outstanding at the beginning of the year	17,110
Forfeited during the year	(2,558)
Paid in cash during the year	(9,361)
Outstanding at the end of the year	5,191	17,110
Plan 2020.II
Share based payments
Outstanding at the beginning of the year	17,626
Forfeited during the year	(6,530)
Paid in cash during the year	(8,335)
Outstanding at the end of the year	2,761	17,626
Plan 2021.I.
Share based payments
Outstanding at the beginning of the year	92,600
Forfeited during the year	(23,150)
Paid in cash during the year	(26,621)
Outstanding at the end of the year	42,829	92,600
Plan 2021.II.
Share based payments
Outstanding at the beginning of the year	22,341
Forfeited during the year	(7,447)
Paid in cash during the year	(5,416)
Outstanding at the end of the year	9,478	22,341
Plan 2021.III
Share based payments
Outstanding at the beginning of the year	16,259
Forfeited during the year	(2,636)
Paid in cash during the year	(8,207)
Outstanding at the end of the year	5,416	16,259
Plan 2021.IV.
Share based payments
Outstanding at the beginning of the year	101,838
Forfeited during the year	(52,462)
Paid in cash during the year	(33,946)
Outstanding at the end of the year	15,430	101,838
Plan 2022.I.
Share based payments
Outstanding at the beginning of the year	194,638
Forfeited during the year	(49,844)
Paid in cash during the year	(41,486)
Outstanding at the end of the year	103,308	194,638
Plan 2022.II.
Share based payments
Outstanding at the beginning of the year	249,000
Forfeited during the year	(83,602)
Paid in cash during the year	(59,270)
Outstanding at the end of the year	106,128	249,000
Plan 2022.III.
Share based payments
Outstanding at the beginning of the year	11,752
Forfeited during the year	(349)
Paid in cash during the year	(5,873)
Outstanding at the end of the year	5,530	11,752
Plan 2023.I.
Share based payments
Granted during the year	401,962
Forfeited during the year	(35,380)
Outstanding at the end of the year	366,582
Plan 2023.II.
Share based payments
Granted during the year	518,548
Forfeited during the year	(5,748)
Outstanding at the end of the year	512,800